Stock-Based Compensation and Benefit Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Beginning Balance	166,634	120,231
Number of Options, Granted	109,209	76,767
Number of Options, Exercised
Number of Options, Forfeited or Expired	(50,612)	(30,364)
Number of Options, Ending Balance	225,231	166,634
Number of Options, Exercisable	147,817
Weighted Avg-Exercise Price, Beginning Balance	$ 29.70	$ 45.23
Weighted Avg-Exercise Price, Granted	9.54	20.70
Weighted Avg-Exercise Price, Exercised
Weighted Avg-Exercise Price, Forfeited or Expired	20.73	39.60
Weighted Avg-Exercise Price, Ending Balance	21.99	29.70
Weighted Avg-Exercise Price, Exercisable	$ 27.05
Weighted Remaining Contractual Life (Years), Beginning Balance	3 years 11 months 12 days	4 years 18 days
Weighted Remaining Contractual Life (Years), Ending Balance	3 years 6 months 7 days	3 years 11 months 12 days
Weighted Remaining Contractual Life (Years), Exercisable, Balance	3 years 2 months 16 days
Intrinsic Value, Balance beginning		$ 62
Intrinsic Value, Balance ending	29
Intrinsic Value, Exercisable, Balance	$ 10